Operating Expenses - Summary of Details of Employee Benefits (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Short-term employee benefits	₩ 3,297,944	₩ 3,206,904	₩ 3,055,699
Post-employment benefits (Defined benefit plan)	209,770	208,942	202,814
Post-employment benefits (Defined contribution plan)	45,936	46,023	35,699
Post-employment benefits (Others)	6,949	8,017	5,535
Share-based payment	7,660	7,710	3,737
Total	₩ 3,568,259	₩ 3,477,596	₩ 3,303,484